RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of material related party relationship

Name of party	Relationship

STT GDC	Principal ordinary shareholder of the Company
STT Singapore DC Pte. Ltd.	Subsidiary of STT GDC
STT DEFU 2 Pte. Ltd.	Subsidiary of STT GDC
OnePro Cloud Inc.	Entity over which the Company has significant influence

Schedule of major transactions with related parties

		Years ended December 31,
		2020	2021	2022

Commission income	(Note i)
STT Singapore DC Pte. Ltd.		553	546	564
STT DEFU 2 Pte. Ltd.		485	464	478
		1,038	1,010	1,042
Purchase of debt securities	(Note ii)
OnePro Cloud Inc.		—	—	2,840

Interest income of convertible bonds	(Note ii)
OnePro Cloud Inc.		—	—	75

Schedule of major balances with related parties

		As of December 31,
		2021	2022

Amount due from a related party:	(Note ii)
OnePro Cloud Inc.		—	2,860

Amount due to related parties:	(Note i)
STT Singapore DC Pte. Ltd.		13,905	8,395
STT DEFU 2 Pte. Ltd.		10,239	8,600
		24,144	16,995
Note i:

During the year ended December 31, 2020, the Company recognized RMB553 and RMB485, respectively, as commission income from STT Singapore DC Pte. Ltd. and STT DEFU 2 Pte. Ltd. Income earned is based on amount billed on behalf of these two related parties to the ultimate customer amounting to RMB40,503 and RMB40,256, respectively. As of December 31, 2020, amount due to related parties represents the service fee received on behalf of the related parties for one of their customers, which is recorded in accrued expenses and other payables.

During the year ended December 31, 2021, the Company recognized RMB546 and RMB464, respectively, as commission income from STT Singapore DC Pte. Ltd. and STT DEFU 2 Pte. Ltd. Income earned is based on amount billed on behalf of these two related parties to the ultimate customer amounting to RMB45,345 and RMB39,818, respectively. As of December 31, 2021, amount due to related parties represents the service fee received on behalf of the related parties for one of their customers, which is recorded in accrued expenses and other payables.

During the year ended December 31, 2022, the Company recognized RMB564 and RMB478, respectively, as commission income from STT Singapore DC Pte. Ltd. and STT DEFU 2 Pte. Ltd. Income earned is based on amount billed on behalf of these two related parties to the ultimate customer amounting to RMB42,792 and RMB43,896, respectively. As of December 31, 2022, amount due to related parties represents the service fee received on behalf of the related parties for one of their customers, which is recorded in accrued expenses and other payables.

These amounts due to related parties are trade in nature and are settled on a recurring basis.

Note ii:

On September 2, 2022, the Company subscribed convertible bonds of US$400 thousand issued by OnePro Cloud Inc. The convertible bond has a term of 12 months with interest rate of 8% per annum and is convertible into Series A Preferred Shares of OnePro Cloud Inc. at the option of holders under certain conditions.